Expense Example, No Redemption {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund AI PRO-01 - Fidelity Managed Retirement 2035 Fund	Dec. 13, 2022 USD ($)
Fidelity Advisor Managed Retirement 2035 Fund: Class A
Expense Example, No Redemption:
1 Year	$ 645
3 Years	795
Fidelity Advisor Managed Retirement 2035 Fund: Class I
Expense Example, No Redemption:
1 Year	49
3 Years	$ 154